Significant Accounting Estimates And Judgments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Estimates And Judgments [Abstract]
Other receivables	$ 0	$ 501	$ 0
Due from immediate holding company	4,988	0	0
Loss allowance for other receivables	501	501	0
Amount due from immediate holding company	$ 4,988	$ 0	$ 0